UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund
              Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, WCMA Money Fund and Master Money LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 03/31/2008

Item 1 - Report to Stockholders

Annual Report
March 31, 2008

WCMA Money Fund

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Disclosure of Expenses ...................................................     4
Current Seven-Day Yields .................................................     4
Fund Financial Statements:
    Statement of Assets and Liabilities ..................................     5
    Statement of Operations ..............................................     5
    Statements of Changes in Net Assets ..................................     6
Fund Financial Highlights ................................................     7
Fund Notes to Financial Statements .......................................    11
Fund Report of Independent Registered Public Accounting Firm .............    14
Fund Important Tax Information (Unaudited) ...............................    14
Master LLC Portfolio Summary .............................................    15
Master LLC Financial Statements:
    Schedule of Investments ..............................................    16
    Statement of Assets and Liabilities ..................................    19
    Statement of Operations ..............................................    19
    Statements of Changes in Net Assets ..................................    20
Master LLC Financial Highlights ..........................................    20
Master LLC Notes to Financial Statements .................................    21
Master LLC Report of Independent Registered Public Accounting Firm .......    23
Officers and Directors ...................................................    24
Additional Information ...................................................    27


2                WCMA MONEY FUND                 MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008                                                     6-month    12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                          -12.46%    - 5.08%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           -14.02     -13.00
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      -10.50     - 2.70
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                    + 5.23     + 7.67
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         + 0.75     + 1.90
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    - 4.01     - 3.47
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                          Actual                                                  Hypothetical**
                  -------------------------------------------------------    -------------------------------------------------------
                     Beginning           Ending                                 Beginning           Ending
                   Account Value     Account Value       Expenses Paid        Account Value     Account Value       Expenses Paid
                  October 1, 2007    March 31, 2008    During the Period*    October 1, 2007    March 31, 2008    During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Class 1 ..........    $1,000           $1,016.60             $7.80               $1,000           $1,017.57             $7.80
Class 2 ..........    $1,000           $1,019.80             $4.59               $1,000           $1,020.75             $4.60
Class 3 ..........    $1,000           $1,021.50             $2.96               $1,000           $1,022.37             $2.96
Class 4 ..........    $1,000           $1,021.50             $2.96               $1,000           $1,022.37             $2.96
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.53% for Class 1, 0.90% for Class 2, 0.58% for Class 3 and 0.58% for Class 4), multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Current Seven-Day Yields

As of March 31, 2008
--------------------------------------------------------------------------------
Class 1 ................................................................   1.89%
Class 2 ................................................................   2.53
Class 3 ................................................................   2.85
Class 4 ................................................................   2.85
--------------------------------------------------------------------------------


4                WCMA MONEY FUND                 MARCH 31, 2008

Statement of Assets and Liabilities

March 31, 2008                                                   WCMA Money Fund
================================================================================
Assets
--------------------------------------------------------------------------------
Investment in Master Money LLC (the "Master LLC"), at value
  (cost -- $8,258,388,605) ...................................    $8,258,388,605
Prepaid expenses and other assets ............................           350,070
                                                                  --------------
Total assets .................................................     8,258,738,675
                                                                  --------------
================================================================================
Liabilities
--------------------------------------------------------------------------------
Administration fees payable ..................................         1,769,565
Distribution fees payable ....................................         1,682,802
Other affiliates payable .....................................            71,504
Other accrued expenses payable ...............................            55,234
                                                                  --------------
Total liabilities ............................................         3,579,105
                                                                  --------------
================================================================================
Net Assets
--------------------------------------------------------------------------------
Net Assets ...................................................    $8,255,159,570
                                                                  ==============
================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------
Class 1 shares of beneficial interest, $0.10 par value,
  unlimited number of shares authorized ......................    $   62,861,465
Class 2 shares of beneficial interest, $0.10 par value,
  unlimited number of shares authorized ......................       238,035,943
Class 3 shares of beneficial interest, $0.10 par value,
  unlimited number of shares authorized ......................       318,540,434
Class 4 shares of beneficial interest, $0.10 par value,
  unlimited number of shares authorized ......................       206,034,933
Paid-in capital in excess of par .............................     7,429,246,112
Undistributed net investment income ..........................           149,056
Accumulated net realized gain allocated from
  the Master LLC .............................................           291,627
                                                                  --------------
Net Assets ...................................................    $8,255,159,570
                                                                  ==============
================================================================================
Net Asset Value
--------------------------------------------------------------------------------
Class 1 -- Based on net assets of $628,646,774 and
  628,614,646 shares of beneficial interest outstanding ......    $         1.00
                                                                  ==============
Class 2 -- Based on net assets of $2,380,485,048 and
  2,380,359,430 shares of beneficial interest outstanding ....    $         1.00
                                                                  ==============
Class 3 -- Based on net assets of $3,185,572,997 and
  3,185,404,340 shares of beneficial interest outstanding ....    $         1.00
                                                                  ==============
Class 4 -- Based on net assets of $2,060,454,751 and
  2,060,349,325 shares of beneficial interest outstanding ....    $         1.00
                                                                  ==============

Statement of Operations

Year Ended March 31, 2008       WCMA Money Fund
================================================================================
Investment Income
--------------------------------------------------------------------------------
Interest .....................................................    $   1,150,717
Net investment income allocated from the Master LLC:
  Interest ...................................................      403,687,264
  Securities lending .........................................            7,791
  Expenses ...................................................      (11,335,828)
                                                                  -------------
Total income .................................................      393,509,944
                                                                  -------------
================================================================================
Expenses
--------------------------------------------------------------------------------
Administration ...............................................       19,817,353
Service and distribution -- Class 1 ..........................        6,045,996
Service and distribution -- Class 2 ..........................       16,132,973
Service and distribution -- Class 3 ..........................       11,666,990
Service and distribution -- Class 4 ..........................        6,469,183
Registration .................................................        7,077,201
Transfer agent -- Class 1 ....................................          341,239
Transfer agent -- Class 2 ....................................          269,096
Transfer agent -- Class 3 ....................................          145,291
Transfer agent -- Class 4 ....................................          101,231
Printing .....................................................          141,726
Professional .................................................           85,752
Miscellaneous ................................................           23,203
                                                                  -------------
Total expenses ...............................................       68,317,234
Waiver of expenses ...........................................      (19,979,473)
                                                                  -------------
Total expenses after waiver ..................................       48,337,761
                                                                  -------------
Net investment income ........................................      345,172,183
                                                                  -------------
================================================================================
Realized and Unrealized Gain Allocated from the Master LLC
--------------------------------------------------------------------------------
Net realized gain from investments ...........................          432,712
Net change in unrealized appreciation/depreciation
  on investments .............................................          707,578
                                                                  -------------
Total net realized and unrealized gain .......................        1,140,290
                                                                  -------------
Net Increase in Net Assets Resulting from Operations .........    $ 346,312,473
                                                                  =============

See Notes to Financial Statements.


                WCMA MONEY FUND                 MARCH 31, 2008                5

Statements of Changes in Net Assets                              WCMA Money Fund

                                                                                            Year Ended March 31,
                                                                                     -----------------------------------
Increase (Decrease) in Net Assets:                                                        2008                2007
========================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................    $   345,172,183     $   336,285,222
Net realized gain ...............................................................            432,712               9,153
Net change in unrealized appreciation/depreciation ..............................            707,578           5,577,540
                                                                                     -----------------------------------
Net increase in net assets resulting from operations ............................        346,312,473         341,871,915
                                                                                     -----------------------------------
========================================================================================================================
Dividends and Distributions to Shareholders from
------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Class 1 .....................................................................        (21,893,765)        (24,631,327)
    Class 2 .....................................................................       (101,144,469)       (108,007,887)
    Class 3 .....................................................................       (142,562,334)       (140,317,997)
    Class 4 .....................................................................        (79,571,615)        (63,283,053)
Net realized gain:
    Class 1 .....................................................................                 --              (4,807)
    Class 2 .....................................................................                 --             (19,352)
    Class 3 .....................................................................                 --             (22,492)
    Class 4 .....................................................................                 --              (8,341)
                                                                                     -----------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders       (345,172,183)       (336,295,256)
                                                                                     -----------------------------------
========================================================================================================================
Beneficial Interest Transactions
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions ........        668,602,671         286,869,512
                                                                                     -----------------------------------
========================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ....................................................        669,742,961         292,446,171
Beginning of year ...............................................................      7,585,416,609       7,292,970,438
                                                                                     -----------------------------------
End of year .....................................................................    $ 8,255,159,570     $ 7,585,416,609
                                                                                     ===================================
End of year undistributed net investment income .................................    $       149,056     $       149,056
                                                                                     ===================================

See Notes to Financial Statements.


6                WCMA MONEY FUND                 MARCH 31, 2008

Financial Highlights                                             WCMA Money Fund

                                                                                        Class 1
                                                      --------------------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                      --------------------------------------------------------------------------
                                                         2008            2007            2006            2005            2004
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                      --------------------------------------------------------------------------
Net investment income ............................        0.0360          0.0371          0.0224          0.0043          0.0003
Net realized and unrealized gain (loss) ..........        0.0003          0.0007         (0.0008)        (0.0011)         0.0005
                                                      --------------------------------------------------------------------------
Net increase from investment operations ..........        0.0363          0.0378          0.0216          0.0032          0.0008
                                                      --------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.0360)        (0.0371)        (0.0224)        (0.0043)        (0.0003)
    Net realized gain ............................            --              -- 1            -- 1            -- 1       (0.0001)
                                                      --------------------------------------------------------------------------
Total dividends and distributions ................       (0.0360)        (0.0371)        (0.0224)        (0.0043)        (0.0004)
                                                      --------------------------------------------------------------------------
Net asset value, end of year .....................    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                      ==========================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Total investment return ..........................          3.66%           3.76%           2.26%           0.44%           0.04%
                                                      ==========================================================================
================================================================================================================================
Ratios to Average Net Assets 2
--------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................          1.53%           1.48%           1.47%           1.35%           1.12%
                                                      ==========================================================================
Total expenses ...................................          1.53%           1.48%           1.47%           1.47%           1.49%
                                                      ==========================================================================
Net investment income and net realized gain (loss)          3.58%           3.71%           2.23%           0.43%           0.04%
                                                      ==========================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ....................    $  628,647      $  670,067      $  861,336      $  869,839      $  927,790
                                                      ==========================================================================

1     Amount is less than $(0.0001) per share.
2 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income and net realized gain (loss).

See Notes to Financial Statements.


                WCMA MONEY FUND                 MARCH 31, 2008                7

Financial Highlights (continued)                                 WCMA Money Fund

                                                                                        Class 2
                                                      --------------------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                      --------------------------------------------------------------------------
                                                         2008            2007            2006            2005            2004
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                      --------------------------------------------------------------------------
Net investment income ............................        0.0423          0.0427          0.0281          0.0088          0.0024
Net realized and unrealized gain (loss) ..........        0.0002              -- 1       (0.0008)        (0.0011)         0.0006
                                                      --------------------------------------------------------------------------
Net increase from investment operations ..........        0.0425          0.0427          0.0273          0.0077          0.0030
                                                      --------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.0423)        (0.0427)        (0.0281)        (0.0088)        (0.0024)
    Net realized gain ............................            --              -- 2            -- 2            -- 2       (0.0001)
                                                      --------------------------------------------------------------------------
Total dividends and distributions ................       (0.0423)        (0.0427)        (0.0281)        (0.0088)        (0.0025)
                                                      --------------------------------------------------------------------------
Net asset value, end of year .....................    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                      ==========================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Total investment return ..........................          4.31%           4.34%           2.85%           0.89%           0.25%
                                                      ==========================================================================
================================================================================================================================
Ratios to Average Net Assets 3
--------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................          0.90%           0.91%           0.89%           0.91%           0.91%
                                                      ==========================================================================
Total expenses ...................................          1.17%           1.16%           1.15%           1.15%           1.17%
                                                      ==========================================================================
Net investment income and net realized gain (loss)          4.21%           4.28%           2.80%           0.87%           0.24%
                                                      ==========================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ....................    $2,380,485      $2,365,274      $2,538,640      $2,723,114      $3,041,555
                                                      ==========================================================================

1     Amount is less than $0.0001 per share.
2     Amount is less than $(0.0001) per share.
3 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income and net realized gain (loss).

See Notes to Financial Statements.


8                WCMA MONEY FUND                 MARCH 31, 2008

Financial Highlights (continued)                                 WCMA Money Fund

                                                                                        Class 3
                                                      --------------------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                      --------------------------------------------------------------------------
                                                         2008            2007            2006            2005            2004
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                      --------------------------------------------------------------------------
Net investment income ............................        0.0455          0.0460          0.0314          0.0120          0.0056
Net realized and unrealized gain (loss) ..........        0.0002              -- 1       (0.0008)        (0.0011)         0.0006
                                                      --------------------------------------------------------------------------
Net increase from investment operations ..........        0.0457          0.0460          0.0306          0.0109          0.0062
                                                      --------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.0455)        (0.0460)        (0.0314)        (0.0120)        (0.0056)
    Net realized gain ............................            --              -- 2            -- 2            -- 2       (0.0001)
                                                      --------------------------------------------------------------------------
Total dividends and distributions ................       (0.0455)        (0.0460)        (0.0314)        (0.0120)        (0.0057)
                                                      --------------------------------------------------------------------------
Net asset value, end of year .....................    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                      ==========================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Total investment return ..........................          4.65%           4.68%           3.18%           1.21%           0.57%
                                                      ==========================================================================
================================================================================================================================
Ratios to Average Net Assets 3
--------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................          0.58%           0.59%           0.57%           0.58%           0.59%
                                                      ==========================================================================
Total expenses ...................................          0.86%           0.86%           0.85%           0.85%           0.87%
                                                      ==========================================================================
Net investment income and net realized gain (loss)          4.52%           4.61%           3.13%           1.20%           0.57%
                                                      ==========================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ....................    $3,185,573      $2,969,368      $2,921,499      $3,032,612      $3,337,395
                                                      ==========================================================================

1     Amount is less than $0.0001 per share.
2     Amount is less than $(0.0001) per share.
3 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income and net realized gain (loss).

See Notes to Financial Statements.


                WCMA MONEY FUND                 MARCH 31, 2008                9

Financial Highlights (concluded)                                 WCMA Money Fund

                                                                                        Class 4
                                                      --------------------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                      --------------------------------------------------------------------------
                                                         2008            2007            2006            2005            2004
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                      --------------------------------------------------------------------------
Net investment income ............................        0.0455          0.0460          0.0314          0.0120          0.0056
Net realized and unrealized gain (loss) ..........            -- 1            -- 1       (0.0009)        (0.0011)         0.0005
                                                      --------------------------------------------------------------------------
Net increase from investment operations ..........        0.0455          0.0460          0.0305          0.0109          0.0061
                                                      --------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.0455)        (0.0460)        (0.0314)        (0.0120)        (0.0056)
    Net realized gain ............................            --              -- 2            -- 2            -- 2       (0.0001)
                                                      --------------------------------------------------------------------------
Total dividends and distributions ................       (0.0455)        (0.0460)        (0.0314)        (0.0120)        (0.0057)
                                                      --------------------------------------------------------------------------
Net asset value, end of year .....................    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                      ==========================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Total investment return ..........................          4.65%           4.68%           3.18%           1.21%           0.57%
                                                      ==========================================================================
================================================================================================================================
Ratios to Average Net Assets 3
--------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................          0.58%           0.59%           0.57%           0.58%           0.59%
                                                      ==========================================================================
Total expenses ...................................          0.85%           0.85%           0.84%           0.84%           0.87%
                                                      ==========================================================================
Net investment income and net realized gain (loss)          4.48%           4.63%           3.15%           1.22%           0.57%
                                                      ==========================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ....................    $2,060,455      $1,580,707      $  971,495      $1,058,434      $1,115,330
                                                      ==========================================================================

1     Amount is less than $0.0001 per share.
2     Amount is less than $(0.0001) per share.
3 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income and net realized gain (loss).

See Notes to Financial Statements.


10                WCMA MONEY FUND                 MARCH 31, 2008

Notes to Financial Statements                                    WCMA Money Fund

1. Significant Accounting Policies:

WCMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at March 31, 2008 was 35.7%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to service and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investments in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC's income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses. Income and realized and gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective September 28, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The administrator is currently evaluating the


                WCMA MONEY FUND                 MARCH 31, 2008                11

Notes to Financial Statements (continued)                        WCMA Money Fund

implications of FAS 161 and the impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Fund has entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan (the "Distribution Plan") with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and/or affiliates of PNC or Merrill Lynch (including BlackRock, Inc.).

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays MLPF&S service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Class 1 ..........................................   0.25%             0.750%
Class 2 ..........................................   0.25%             0.425%
Class 3 ..........................................   0.25%             0.125%
Class 4 ..........................................   0.25%             0.125%
--------------------------------------------------------------------------------

The ongoing service fee compensates MLPF&S for providing shareholder services to shareholders. The ongoing distribution fee compensates MLPF&S for providing distribution related services to shareholders. The Fund has entered into a contractual arrangement with the Administrator and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is 0.32% higher than that of CMA Money Fund, and Class 3 and Class 4 Shares is equal to that of CMA Money Fund. The fee/expense waiver or reimbursement includes service and distribution fees. This arrangement has a one-year term and is renewable. For the year ended March 31, 2008, MLPF&S earned fees of $40,315,142, of which $19,979,473 was waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Administrator, serves as transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class 1 Shares for the Year
Ended March 31, 2008                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       8,601,577,104     $  8,601,577,104
Shares issued to shareholders in
  reinvestment of dividends ..........          21,893,257           21,893,257
                                          -------------------------------------
Total issued .........................       8,623,470,361        8,623,470,361
Shares redeemed ......................      (8,665,043,550)      (8,665,043,550)
                                          -------------------------------------
Net decrease .........................         (41,573,189)    $    (41,573,189)
                                          =====================================

--------------------------------------------------------------------------------
Class 1 Shares for the Year
Ended March 31, 2007                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       9,282,934,769     $  9,282,934,769
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................          24,635,648           24,635,648
                                          -------------------------------------
Total issued .........................       9,307,570,417        9,307,570,417
Shares redeemed ......................      (9,499,326,076)      (9,499,326,076)
                                          -------------------------------------
Net decrease .........................        (191,755,659)    $   (191,755,659)
                                          =====================================

--------------------------------------------------------------------------------
Class 2 Shares for the Year
Ended March 31, 2008                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      18,421,732,053     $ 18,421,732,053
Shares issued to shareholders in
  reinvestment of dividends ..........         101,144,469          101,144,469
                                          -------------------------------------
Total issued .........................      18,522,876,522       18,522,876,522
Shares redeemed ......................     (18,508,143,982)     (18,508,143,982)
                                          -------------------------------------
Net increase .........................          14,732,540     $     14,732,540
                                          =====================================

--------------------------------------------------------------------------------
Class 2 Shares for the Year
Ended March 31, 2007                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      19,521,021,237     $ 19,521,021,237
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................         108,025,892          108,025,892
                                          -------------------------------------
Total issued .........................      19,629,047,129       19,629,047,129
Shares redeemed ......................     (19,804,279,070)     (19,804,279,070)
                                          -------------------------------------
Net decrease .........................        (175,231,941)    $   (175,231,941)
                                          =====================================


12                WCMA MONEY FUND                 MARCH 31, 2008

Notes to Financial Statements (concluded)                        WCMA Money Fund

--------------------------------------------------------------------------------
Class 3 Shares for the Year
Ended March 31, 2008                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      32,893,296,609     $ 32,893,296,609
Shares issued to shareholders in
  reinvestment of dividends ..........         142,562,334          142,562,334
                                          -------------------------------------
Total issued .........................      33,035,858,943       33,035,858,943
Shares redeemed ......................     (32,820,103,119)     (32,820,103,119)
                                          -------------------------------------
Net increase .........................         215,755,824     $    215,755,824
                                          =====================================

--------------------------------------------------------------------------------
Class 3 Shares for the Year
Ended March 31, 2007                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      31,364,536,878     $ 31,364,536,878
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................         140,340,863          140,340,863
                                          -------------------------------------
Total issued .........................      31,504,877,741       31,504,877,741
Shares redeemed ......................     (31,459,242,326)     (31,459,242,326)
                                          -------------------------------------
Net increase .........................          45,635,415     $     45,635,415
                                          =====================================

--------------------------------------------------------------------------------
Class 4 Shares for the Year
Ended March 31, 2008                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      27,624,650,430     $ 27,624,650,430
Shares issued to shareholders in
  reinvestment of dividends ..........          79,571,615           79,571,615
                                          -------------------------------------
Total issued .........................      27,704,222,045       27,704,222,045
Shares redeemed ......................     (27,224,534,549)     (27,224,534,549)
                                          -------------------------------------
Net increase .........................         479,687,496     $    479,687,496
                                          =====================================

--------------------------------------------------------------------------------
Class 4 Shares for the Year
Ended March 31, 2007                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      25,528,564,921     $ 25,528,564,921
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................          63,293,035           63,293,035
                                          -------------------------------------
Total issued .........................      25,591,857,956       25,591,857,956
Shares redeemed ......................     (24,983,636,259)     (24,983,636,259)
                                          -------------------------------------
Net increase .........................         608,221,697     $    608,221,697
                                          =====================================

4. Income Tax Information:

Reclassification: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $8,852 has been reclassified between paid-in capital in excess of par and accumulated net realized gain allocated from the Master LLC as a result of a permanent difference attributable to master allocated losses. This reclassification has no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended

March 31, 2008 and March 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                       3/31/2008       3/31/2007
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ...............................   $345,172,183    $336,295,256
                                                    ----------------------------
Total taxable distributions .....................   $345,172,183    $336,295,256
                                                    ============================

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income ...................................   $440,683
                                                                        --------
Total accumulated net earnings ......................................   $440,683
                                                                        ========


                WCMA MONEY FUND                 MARCH 31, 2008                13

Report of Independent Registered Public Accounting Firm          WCMA Money Fund

To the Shareholders and Board of Directors of WCMA Money Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Money Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Money Fund as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by WCMA Money Fund for the fiscal year ended March 31, 2008:

--------------------------------------------------------------------------------
                          Federal Obligation Interest
--------------------------------------------------------------------------------
Months Paid:  April 2007 - March 2008 ...............................     0.94%*
--------------------------------------------------------------------------------
                Interest-Related Dividends for Non-U.S. Residents
--------------------------------------------------------------------------------
Months Paid:  April 2007 - December 2007 ............................   95.97%**
              January 2008 - March 2008 .............................   95.42%**
--------------------------------------------------------------------------------

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


14                WCMA MONEY FUND                 MARCH 31, 2008

Portfolio Summary                                               Master Money LLC

Portfolio Composition as a Percent of Net Assets

                                                         3/31/08         3/31/07
--------------------------------------------------------------------------------
Certificates of Deposit ............................        2%              6%
Certificates of Deposit -- Yankee* .................       36              16
Commercial Paper ...................................       47              62
Corporate Notes ....................................        5               7
Funding Agreements .................................        4               5
U.S. Government Agency & Instrumentality
  Obligations ......................................        6               6
Liabilities in Excess of Other Assets ..............       --              (2)
                                                         -----------------------
Total ..............................................      100%            100%
                                                         =======================
*     U.S. branches of foreign banks


                WCMA MONEY FUND                 MARCH 31, 2008                15

Schedule of Investments March 31, 2008
                    Master Money LLC (Percentages shown are based on Net Assets)

                                        Interest        Maturity              Par
Issue                                     Rate            Date               (000)           Value
======================================================================================================
Certificates of Deposit -- 1.8%
======================================================================================================
Chase Bank USA, NA                        5.13 %        4/15/2008           $100,000     $ 100,000,000
                                          5.13          4/16/2008            102,500       102,500,000
                                          4.70          5/07/2008            218,925       218,925,000
------------------------------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost -- $421,425,000) .............................................................       421,425,000
======================================================================================================
Certificates of Deposit -- Yankee -- 36.4%
======================================================================================================
BNP Paribas, NY                           4.80          6/05/2008            227,555       227,555,000
                                          2.54          6/25/2008            200,000       200,000,000
                                          4.50          7/03/2008             70,000        70,000,000
                                          2.86          7/07/2008            200,000       200,000,000
                                          2.91          8/19/2008             50,000        50,000,000
------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya                      5.065         4/02/2008             68,830        68,830,019
Argentaria SA, NY                         4.62          4/04/2008             75,000        75,000,000
                                          2.45          4/21/2008             91,000        91,000,000
                                          3.80          4/22/2008            214,500       214,500,000
                                          2.785         6/13/2008            150,000       150,000,000
                                          2.80          6/16/2008            240,000       240,000,000
                                          2.565         6/25/2008            200,000       200,000,000
------------------------------------------------------------------------------------------------------
Bank of Montreal,                         5.10          4/01/2008             67,030        67,030,000
Chicago                                   4.87          6/02/2008             71,730        71,730,000
                                          3.196 (a)    11/10/2008            183,880       183,880,000
------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, NY                   2.97          4/30/2008            100,000       100,000,000
                                          3.064 (a)     7/03/2008            125,000       124,987,177
------------------------------------------------------------------------------------------------------
Bank of Scotland Plc, NY                  2.54          6/18/2008            350,000       350,000,000
                                          2.77          6/30/2008            200,000       200,000,000
                                          4.39          7/07/2008            107,000       107,000,000
                                          4.829 (a)    10/27/2008             88,450        88,450,000
------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                     4.60          4/03/2008            150,000       150,000,000
                                          4.40          4/08/2008            100,000       100,000,000
                                          3.15          4/24/2008            325,000       325,000,000
                                          2.60          6/19/2008            239,000       239,000,000
------------------------------------------------------------------------------------------------------
Calyon, NY                                3.069 (a)     4/02/2008            325,000       324,999,467
------------------------------------------------------------------------------------------------------
Canadian Imperial                         5.09          4/01/2008            200,375       200,375,000
Bank of Commerce, NY                      4.87          6/10/2008            165,550       165,550,000
------------------------------------------------------------------------------------------------------
DEPFA-Bank Plc, NY                        4.35          4/09/2008            125,000       125,000,000
                                          4.30          4/14/2008            179,000       179,000,000
------------------------------------------------------------------------------------------------------
Lloyd's TSB Bank Plc, NY                  2.45          4/17/2008             50,000        50,000,000
                                          3.12          4/25/2008            299,000       299,000,000
------------------------------------------------------------------------------------------------------
Natixis, NY                               5.42          7/10/2008             58,635        58,696,019
------------------------------------------------------------------------------------------------------
Nordea Bank Finland                       4.91          6/23/2008             63,090        63,091,419
Plc, NY                                   4.82         10/17/2008            208,840       208,851,068
------------------------------------------------------------------------------------------------------
Rabobank Nederland, NY                    3.06          4/01/2008             98,638        98,638,000
                                          2.95          4/15/2008            241,000       241,000,000
                                          2.95          5/01/2008            300,000       300,000,000
                                          2.87          6/06/2008            100,000       100,000,000
                                          2.735         6/10/2008            175,000       175,000,006
------------------------------------------------------------------------------------------------------
SanPaolo IMI, NY                          2.81          6/30/2008            200,000       200,005,020
------------------------------------------------------------------------------------------------------
Societe Generale, NY                      3.62          4/22/2008             90,000        90,000,000
------------------------------------------------------------------------------------------------------
Svenska                                   3.01          5/20/2008            150,000       150,000,000
Handelsbanken AB, NY
------------------------------------------------------------------------------------------------------
Toronto-Dominion                          4.86          5/30/2008             22,450        22,450,000
Bank, NY                                  4.85          6/06/2008            168,605       168,605,000
                                          2.50          6/19/2008            100,000       100,000,000
                                          2.57          6/20/2008            210,000       210,000,000
                                          4.42          7/07/2008             90,000        90,000,000
                                          4.52          7/07/2008             98,838        98,838,000
------------------------------------------------------------------------------------------------------
UBS AG, Stamford                          4.085         4/11/2008            200,000       200,000,000
                                          4.895         6/04/2008             56,580        56,580,000
                                          2.95          6/06/2008            105,000       105,000,000
                                          3.75          6/06/2008            175,000       175,000,000
------------------------------------------------------------------------------------------------------
UniCredito Italiano                       2.77          6/18/2008            200,000       200,000,000
Bank, NY                                  2.65          6/26/2008             71,000        71,000,000
------------------------------------------------------------------------------------------------------
Total Certificates of Deposit -- Yankee
(Cost -- $8,420,641,195) ...........................................................     8,420,641,195
======================================================================================================
Commercial Paper (b) -- 46.5%
======================================================================================================
APRECO, LLC                               2.85          6/05/2008             35,000        34,817,125
------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                      3.30          4/16/2008             21,209        21,177,893
                                          3.07          5/09/2008            166,000       165,447,912
------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                   3.03          5/02/2008             75,000        74,798,000
                                          2.94          5/07/2008            100,000        99,697,833
------------------------------------------------------------------------------------------------------
Atlantic Asset                            4.30          4/07/2008            113,800       113,704,850
Securitization Corp.
------------------------------------------------------------------------------------------------------
Atlantis One                              3.13          4/21/2008            145,000       144,735,254
Funding Corp.                             3.22          4/29/2008             13,000        12,966,279
                                          3.10          5/05/2008             16,545        16,494,068
                                          3.17          5/05/2008            300,000       299,076,484
                                          3.11          6/04/2008             70,110        69,716,313
                                          2.82          6/11/2008            169,000       168,046,840
------------------------------------------------------------------------------------------------------
Banco Santander                           4.35          4/08/2008             45,750        45,705,775
Puerto Rico                               4.25          4/10/2008             50,000        49,940,972
                                          2.60          5/19/2008             21,000        20,925,683
------------------------------------------------------------------------------------------------------
Bank of America Corp.                     2.98          5/07/2008            100,000        99,693,722
                                          4.69          5/28/2008            193,500       192,037,892
                                          3.673         6/17/2008            100,000        99,204,183
                                          2.76          6/20/2008            100,000        99,379,000
                                          2.84          7/07/2008            100,000        99,226,889
                                          3.80          7/11/2008            144,970       143,409,156
                                          2.829         8/19/2008            119,490       118,166,021
------------------------------------------------------------------------------------------------------
Beethoven Funding Corp.                   3.35          4/01/2008             29,200        29,197,283
------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC                   2.92          4/28/2008             41,952        41,856,722
------------------------------------------------------------------------------------------------------
CAFCO, LLC                                3.15          4/25/2008            103,000       102,774,687
                                          2.72          5/07/2008             34,000        33,895,563
                                          3.08          5/07/2008            100,000        99,692,833
------------------------------------------------------------------------------------------------------
CRC Funding, LLC                          3.26          4/02/2008            236,000       235,957,257
------------------------------------------------------------------------------------------------------
Cancara Asset                             3.10          4/14/2008             44,360        44,306,522
Securitization LLC                        2.85          4/24/2008             69,134        69,002,645
                                          2.86          4/28/2008             86,100        85,908,475
------------------------------------------------------------------------------------------------------
Chariot Funding LLC                       3.25          4/07/2008             27,000        26,982,937
                                          2.65          5/20/2008            100,000        99,631,944
------------------------------------------------------------------------------------------------------
Ciesco, LLC                               3.00          5/01/2008             50,000        49,870,833
                                          3.16          5/28/2008            150,000       149,236,333
                                          2.80          6/05/2008              2,000         1,989,733
------------------------------------------------------------------------------------------------------
Citigroup Funding Inc.                    4.73          5/02/2008             89,100        88,725,384
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


16                WCMA MONEY FUND                 MARCH 31, 2008

                    Master Money LLC (Percentages shown are based on Net Assets)

                                        Interest        Maturity              Par
Issue                                     Rate            Date               (000)           Value
======================================================================================================
Commercial Paper (b) (continued)
======================================================================================================
DANSKE Corp.                              4.46 %        4/03/2008           $144,800     $ 144,746,183
                                          2.43          6/19/2008            398,127       395,977,114
                                          2.52          6/20/2008            175,000       174,007,750
------------------------------------------------------------------------------------------------------
Erasmus Capital Corp.                     4.40          4/10/2008             71,000        70,913,222
------------------------------------------------------------------------------------------------------
Falcon Asset                              3.30          4/04/2008             25,381        25,371,694
Securitization Corp.
------------------------------------------------------------------------------------------------------
Galleon Capital LLC                       3.36          4/04/2008             67,977        67,951,622
                                          3.02          5/13/2008             41,000        40,852,104
                                          3.03          5/15/2008             81,000        80,693,212
------------------------------------------------------------------------------------------------------
General Electric                          4.57          4/22/2008            125,000       124,650,903
Capital Corp.                             3.50          4/29/2008            212,800       212,200,022
                                          3.83          7/10/2008            122,450       121,134,241
------------------------------------------------------------------------------------------------------
Govco LLC                                 3.17          4/28/2008             88,000        87,783,031
------------------------------------------------------------------------------------------------------
ING (U.S.) Funding LLC                    2.99          4/07/2008            125,000       124,927,326
                                          2.98          5/01/2008             25,000        24,935,847
                                          2.98          5/02/2008            100,000        99,735,111
------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                      4.972         4/01/2008            100,000        99,986,188
                                          2.86          7/07/2008            150,000       148,832,167
------------------------------------------------------------------------------------------------------
KBC Financial                             3.80          4/17/2008            100,000        99,820,555
Products                                  3.02          4/28/2008            125,000       124,706,389
International Ltd.                        3.00          6/06/2008             48,500        48,229,208
                                          2.84          6/10/2008             80,000        79,551,911
------------------------------------------------------------------------------------------------------
Liberty Street                            3.30          4/01/2008             57,473        57,467,732
Funding LLC                               3.23          4/28/2008            148,700       148,326,432
                                          2.94          5/09/2008             94,100        93,797,233
------------------------------------------------------------------------------------------------------
Lloyd's TSB Bank Plc                      2.90          6/03/2008            242,861       241,608,916
------------------------------------------------------------------------------------------------------
Long Lane Master Trust IV                 3.00          5/08/2008             38,500        38,378,083
                                          2.83          5/16/2008             62,800        62,572,908
------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.                  3.35          4/04/2008             90,000        89,966,500
------------------------------------------------------------------------------------------------------
Natexis Banques                           4.425         5/05/2008            110,000       109,526,771
US Finance Co.
------------------------------------------------------------------------------------------------------
Nieuw Amsterdam                           3.25          4/01/2008            357,600       357,567,717
Receivables Corp.                         4.45          4/03/2008             35,911        35,897,683
------------------------------------------------------------------------------------------------------
Nordea North                              3.80          4/15/2008             50,000        49,920,833
America, Inc.
------------------------------------------------------------------------------------------------------
Palisade CP Notes of                      3.60          4/03/2008             71,150        71,128,655
the Citibank Omni
Master Trust
------------------------------------------------------------------------------------------------------
Picaros Funding LLC                       2.87          6/12/2008             26,989        26,831,932
------------------------------------------------------------------------------------------------------
Raiffeisen Zentralbank                    4.06          4/02/2008             99,000        98,977,670
Oesterreich AG                            3.20          4/23/2008             85,000        84,826,222
                                          3.14          5/01/2008             93,804        93,550,364
                                          3.04          5/05/2008            200,000       199,408,889
------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC                    2.78          4/21/2008             45,000        44,927,025
                                          2.86          6/06/2008             90,000        89,520,950
------------------------------------------------------------------------------------------------------
Regency Markets                           3.25          4/03/2008             30,000        29,991,875
No. 1 LLC                                 3.00          4/15/2008            120,807       120,655,991
                                          2.85          4/18/2008             85,000        84,878,875
------------------------------------------------------------------------------------------------------
Royal Bank of Scotland                    4.79          5/28/2008            223,400       221,675,972
Group Plc
------------------------------------------------------------------------------------------------------
SanPaolo IMI US                           3.83          4/15/2008             41,000        40,934,383
Financial Co.                             3.85          4/15/2008             50,000        49,919,979
                                          2.64          6/27/2008            219,249       217,834,113
------------------------------------------------------------------------------------------------------
Societe Generale                          3.90          4/15/2008             30,000        29,951,250
North America Inc.                        3.725         5/23/2008             50,000        49,725,799
------------------------------------------------------------------------------------------------------
Svenska                                   3.76          4/17/2008             29,000        28,948,509
Handelsbanken AB                          3.76          4/18/2008             97,000        96,817,640
------------------------------------------------------------------------------------------------------
Thames Asset Global                       2.90          4/03/2008            122,700       122,670,347
Securitization No. 1, Inc.                3.90          4/04/2008             43,043        43,024,348
                                          3.05          4/15/2008             68,677        68,589,723
                                          3.12          5/07/2008             69,000        68,778,740
                                          3.10          5/15/2008             83,565        83,241,186
                                          3.11          5/27/2008             70,617        70,269,270
                                          2.85          6/10/2008             68,923        68,535,595
                                          2.87          6/12/2008             85,438        84,940,775
                                          2.75          6/16/2008             50,000        49,705,903
------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                   2.75          4/30/2008             42,459        42,361,698
------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC                   3.00          5/05/2008            110,000       109,679,167
------------------------------------------------------------------------------------------------------
UBS Finance                               3.94          4/11/2008            150,000       149,819,417
(Delaware), LLC                           2.56          6/09/2008             84,852        84,429,626
------------------------------------------------------------------------------------------------------
UniCredito Italiano Bank                  4.68          4/03/2008            200,000       199,922,000
(Ireland) Plc                             4.30          4/08/2008             31,700        31,669,712
                                          2.83          6/09/2008            125,000       124,312,153
                                          2.83          6/11/2008            198,320       197,197,509
------------------------------------------------------------------------------------------------------
Versailles Commercial
Paper, LLC                                3.15          5/07/2008             99,000        98,679,488
------------------------------------------------------------------------------------------------------
Victory Receivables Corp.                 3.00          4/24/2008             45,568        45,476,864
------------------------------------------------------------------------------------------------------
Windmill Funding Corp.                    3.05          4/03/2008            100,000        99,974,583
------------------------------------------------------------------------------------------------------
Yorktown Capital, LLC                     3.15          5/09/2008             64,635        64,414,433
                                          2.74          6/06/2008            129,000       128,342,172
------------------------------------------------------------------------------------------------------
Total Commercial Paper
(Cost -- $10,745,974,705) ..........................................................    10,745,974,705
======================================================================================================
  Corporate Notes -- 5.0%
======================================================================================================
ASIF Global Financing                     2.629 (a)     9/22/2008             54,000        54,000,000
------------------------------------------------------------------------------------------------------
Bank of Ireland                           2.546 (a)     9/19/2008             43,300        43,300,000
------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc.                   3.07 (a)      8/13/2008            110,000       110,000,000
------------------------------------------------------------------------------------------------------
Cullinan Finance
Corp. (c)                                 2.588 (a)     6/25/2008            117,765       117,762,233
------------------------------------------------------------------------------------------------------
Deutsche Bank, NY                         2.809 (a)     1/21/2009            154,760       154,760,000
------------------------------------------------------------------------------------------------------
Goldman Sachs                             2.888 (a)     9/12/2008            202,600       202,600,000
Group, Inc.
------------------------------------------------------------------------------------------------------
MetLife Global
Funding, Inc.                             2.918 (a)     9/12/2008             50,500        50,500,000
------------------------------------------------------------------------------------------------------
Morgan Stanley                            3.269 (a)     9/03/2008             25,000        24,979,503
------------------------------------------------------------------------------------------------------
Northern Rock Plc                         3.08 (a)      7/08/2008             91,000        91,000,000
------------------------------------------------------------------------------------------------------
Royal Bank of Scotland                    2.756 (a)     9/26/2008            150,000       150,000,000
Group Plc
------------------------------------------------------------------------------------------------------
Wachovia Bank, NA                         4.753 (a)     5/01/2009            117,600       117,600,000
------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                     2.999 (a)    10/10/2008             44,000        44,000,000
------------------------------------------------------------------------------------------------------
Total Corporate Notes
(Cost -- $1,160,501,736) ...........................................................     1,160,501,736
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                WCMA MONEY FUND                 MARCH 31, 2008                17

Schedule of Investments (concluded)
                    Master Money LLC (Percentages shown are based on Net Assets)

                                        Interest        Maturity              Par
Issue                                     Rate            Date               (000)           Value
======================================================================================================
Funding Agreements -- 4.0%
======================================================================================================
Genworth Life                             3.001%(a)    10/10/2008           $ 75,000      $ 75,000,000
Insurance Co. (d)                         3.279 (a)    11/03/2008             50,000        50,000,000
                                          3.279 (a)    12/01/2008            110,000       110,000,000
------------------------------------------------------------------------------------------------------
ING USA Annuity and Life                  2.849 (a)    10/21/2008             50,000        50,000,000
Insurance Co. (d)
------------------------------------------------------------------------------------------------------
Jackson National Life                     3.179 (a)     5/01/2008             55,000        55,000,000
Insurance Co. (d)
------------------------------------------------------------------------------------------------------
MetLife Insurance Co.                     3.159 (a)     5/01/2008             25,000        25,000,000
of Connecticut (d)                        3.239 (a)     9/17/2008             25,000        25,000,000
                                          3.319 (a)     3/03/2009             70,000        70,000,000
------------------------------------------------------------------------------------------------------
Metropolitan Life                         3.189 (a)     4/01/2008            165,000       165,000,000
Insurance Co. (d)                         3.319 (a)     2/02/2009            100,000       100,000,000
------------------------------------------------------------------------------------------------------
New York Life                             2.938 (a)     4/14/2008            194,000       194,000,000
Insurance Co. (d)
------------------------------------------------------------------------------------------------------
Total Funding Agreements
(Cost -- $919,000,000) .............................................................       919,000,000
======================================================================================================
U.S. Government Agency & Instrumentality Obligations -- 6.0%
======================================================================================================
Federal Home Loan Bank                    2.362 (a)     3/20/2009            111,190       111,290,601
Variable Rate Notes                       2.815 (a)     8/13/2009            117,550       117,550,000
                                          2.766 (a)     8/14/2009            172,660       172,636,279
------------------------------------------------------------------------------------------------------
Federal Home Loan                         2.50          8/18/2008             59,867        59,284,960
Mortgage Corp.
Discount Notes (b)
------------------------------------------------------------------------------------------------------
Federal Home Loan                         2.464 (a)     9/25/2009            312,260       312,123,396
Mortgage Corp.                            2.608 (a)     9/28/2009            189,355       189,284,794
Variable Rate Notes
------------------------------------------------------------------------------------------------------
Federal National                          2.50          8/06/2008             53,925        53,445,667
Mortgage Association                      2.495         8/20/2008             44,175        43,738,159
Discount Notes (b)                        2.51          8/20/2008            179,516       177,740,789
                                          2.49          9/08/2008             95,265        94,204,145
                                          2.49          9/10/2008             58,510        57,850,348
------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality
Obligations (Cost -- $1,389,149,138) ...............................................     1,389,149,138
------------------------------------------------------------------------------------------------------
Issue
======================================================================================================
Repurchase Agreements -- 0.0%
======================================================================================================
UBS Securities LLC, purchased on 3/31/2008
to yield 2.40% to 4/01/2008, repurchase
price $3,237,216, collateralized by Resolution
Funding Corporation Stripped Interest Payment
due 7/15/2019 to 10/15/2021 ...............................................    3,237         3,237,000
------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost -- $3,237,000)                                             3,237,000
------------------------------------------------------------------------------------------------------
Total Investments
(Cost -- $23,059,928,774*) -- 99.7%                                                     23,059,928,774

Other Assets Less Liabilities -- 0.3% ..............................................        76,696,135
                                                                                       ===============
Net Assets -- 100.0% ...............................................................   $23,136,624,909
                                                                                       ===============

*   Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date.
(b) The interest rates shown reflect the discount rates paid at the time of purchase.
(c) Illiquid security.
(d) Restricted securities as to resale, representing 4.0% of net assets, were as follows:

    ----------------------------------------------------------------------------
                                         Acquisition
    Issue                                   Date          Cost          Value
    ----------------------------------------------------------------------------
    Genworth Life Insurance Co.:
      3.001% due 10/10/2008                9/10/2007  $ 75,000,000  $ 75,000,000
      3.246% due 11/03/2008               11/01/2007    50,000,000    50,000,000
      3.246% due 12/01/2008               12/03/2007   110,000,000   110,000,000
    ING USA Annuity and Life Insurance
      Co., 2.856% due 10/21/2008           9/24/2007    50,000,000    50,000,000
    Jackson National Life Insurance
      Co., 3.146% due 5/01/2008            5/01/2007    55,000,000    55,000,000
    MetLife Insurance Co. of Connecticut:
      3.126% due 5/01/2008                 5/01/2007    25,000,000    25,000,000
      3.126% due 9/17/2008                 9/14/2007    25,000,000    25,000,000
      3.319% due 3/03/2009                 3/03/2008    70,000,000    70,000,000
    Metropolitan Life Insurance Co.:
      3.156% due 4/01/2008                 4/02/2007   165,000,000   165,000,000
      3.286% due 2/02/2009                 2/01/2008   100,000,000   100,000,000
    New York Life Insurance Co.,
      2.938% due 4/14/2008                 3/17/2008   194,000,000   194,000,000
    ----------------------------------------------------------------------------
    Total                                             $919,000,000  $919,000,000
                                                      ==========================

o Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

    ----------------------------------------------------------------------------
                                                             Net        Interest
    Affiliate                                             Activity       Income
    ----------------------------------------------------------------------------
    BlackRock Liquidity Series, LLC
      Money Market Series                                    --          $18,654
    ----------------------------------------------------------------------------

See Notes to Financial Statements.


18                WCMA MONEY FUND                 MARCH 31, 2008

Statement of Assets and Liabilities

March 31, 2008                                                  Master Money LLC
================================================================================
Assets
--------------------------------------------------------------------------------
Investments at value -- unaffiliated
  (cost -- $23,059,928,774) .................................    $23,059,928,774
Cash ........................................................          1,812,399
Interest receivable .........................................         71,616,746
Contributions receivable ....................................          6,010,148
Prepaid expenses ............................................            428,421
                                                                 ---------------
Total assets ................................................     23,139,796,488
                                                                 ---------------
================================================================================
Liabilities
--------------------------------------------------------------------------------
Investment advisory fees payable ............................          2,434,624
Other affiliates payable ....................................            167,790
Other accrued expenses payable ..............................            569,165
                                                                 ---------------
Total liabilities ...........................................          3,171,579
                                                                 ---------------
================================================================================
Net Assets
--------------------------------------------------------------------------------
Net Assets ..................................................    $23,136,624,909
                                                                 ===============
================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------
Investors' capital ..........................................    $23,136,624,909
                                                                 ===============

Statement of Operations

Year Ended March 31, 2008                                       Master Money LLC
================================================================================
Investment Income
--------------------------------------------------------------------------------
Interest ....................................................    $   989,862,265
Securities lending ..........................................             18,654
                                                                 ---------------
Total income ................................................        989,880,919
                                                                 ---------------
================================================================================
Expenses
--------------------------------------------------------------------------------
Investment advisory .........................................         25,264,811
Accounting services .........................................          1,602,719
Custodian ...................................................            415,793
Professional ................................................            150,952
Directors ...................................................            134,880
Printing ....................................................             16,813
Miscellaneous ...............................................            313,248
                                                                 ---------------
Total expenses ..............................................         27,899,216
                                                                 ---------------
Net investment income .......................................        961,981,703
                                                                 ---------------
================================================================================
Realized and Unrealized Gain
--------------------------------------------------------------------------------
Net realized gain from investments ..........................          1,144,349
Net change in unrealized appreciation/depreciation
  on investments ............................................          1,010,466
                                                                 ---------------
Total net realized and unrealized gain ......................          2,154,815
                                                                 ---------------
Net Increase in Net Assets Resulting from Operations ........    $   964,136,518
                                                                 ===============

See Notes to Financial Statements.


                WCMA MONEY FUND                 MARCH 31, 2008                19

Statements of Changes in Net Assets                             Master Money LLC

                                                                         Year Ended March 31,
                                                                ---------------------------------------
Increase (Decrease) in Net Assets:                                    2008                  2007
=======================================================================================================
Operations
-------------------------------------------------------------------------------------------------------
Net investment income ......................................    $     961,981,703     $     833,261,208
Net realized gain ..........................................            1,144,349                19,471
Net change in unrealized appreciation/depreciation .........            1,010,466            12,256,965
                                                                ---------------------------------------
Net increase in net assets resulting from operations .......          964,136,518           845,537,644
                                                                ---------------------------------------
=======================================================================================================
Capital Transactions
-------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................      156,702,061,364       138,335,424,101
Fair value of withdrawals ..................................     (152,073,126,815)     (136,871,819,806)
                                                                ---------------------------------------
Net increase in net assets derived from capital transactions        4,628,934,549         1,463,604,295
                                                                ---------------------------------------
=======================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------
Total increase in net assets ...............................        5,593,071,067         2,309,141,939
Beginning of year ..........................................       17,543,553,842        15,234,411,903
                                                                ---------------------------------------
End of year ................................................    $  23,136,624,909     $  17,543,553,842
                                                                =======================================

Financial Highlights                                            Master Money LLC

                                                                                 Year Ended March 31,
                                                      ----------------------------------------------------------------------------
                                                         2008            2007            2006            2005            2004
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
Total investment return ..........................            5.08%           5.11%           3.59%           1.64%           1.06%
                                                      ============================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................................            0.14%           0.14%           0.15%           0.15%           0.15%
                                                      ============================================================================
Net investment income and net realized gain (loss)            4.92%           5.05%           3.54%           1.60%           1.08%
                                                      ============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ....................    $ 23,136,625    $ 17,543,554    $ 15,234,412    $ 15,428,904    $ 19,286,860
                                                      ============================================================================

See Notes to Financial Statements.


20                WCMA MONEY FUND                 MARCH 31, 2008

Notes to Financial Statements                                   Master Money LLC

1. Significant Accounting Policies:

Master Money LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permitted the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Master LLC, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The Master LLC's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: The Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to investors.

Repurchase Agreements: The Master LLC may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC's custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Master LLC may be delayed or limited.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Securities Lending: The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Master LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Master LLC may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Master LLC may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Masters LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Effective September 28, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 did not have a material impact on the Master LLC's financial statements. The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Master LLC's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC's financial statement disclosures, if any, is currently being assessed.


                WCMA MONEY FUND                 MARCH 31, 2008                21

Notes to Financial Statements (concluded)                       Master Money LLC

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Master LLC's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Master LLC's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Master LLC. The Advisor also performs certain administrative services necessary for the operation of the Master LLC. For such services, the Master LLC pays a monthly fee based upon the average daily value of the Master LLC's net assets at the following annual rates: 0.25% of the Master LLC's average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.125% of the average daily net assets in excess of $1 billion.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation ("BIMC"), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor. For the year ended March 31, 2008, the Master LLC reimbursed the Advisor $345,127 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Master LLC has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended March 31, 2008, BIM received $4,962 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.


22                WCMA MONEY FUND                 MARCH 31, 2008

Report of Independent Registered Public Accounting Firm         Master Money LLC

To the Investors and Board of Directors of Master Money LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Money LLC (the "Master LLC") (formerly Master Money Trust) as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Money LLC as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2008


                WCMA MONEY FUND                 MARCH 31, 2008                23

Officers and Directors

                                                                                               Number of
                       Position(s)   Length of                                                 BlackRock-
                       Held with     Time Served                                               Advised Funds
Name, Address          Fund/         as a         Principal Occupation(s)                      and Portfolios  Public
and Year of Birth      Master LLC    Director**   During Past Five Years                       Overseen        Directorships
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
David O. Beim          Director      Since 2007   Professor of Finance and Economics at the    35 Funds        None
40 East 52nd Street                               Columbia University Graduate School of       81 Portfolios
New York, NY 10022                                Business since 1991; Trustee, Phillips
1940                                              Exeter Academy since 2002; Formerly
                                                  Chairman, Wave Hill, Inc. (public garden
                                                  and cultural center) from 1990 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes       Director and  Since 2002   Professor Emeritus of Finance, School of     35 Funds        None
40 East 52nd Street    Co-Chair                   Business, State University of New York at    81 Portfolios
New York, NY 10022     of the Board               Albany since 2000.
1940                   of Directors
------------------------------------------------------------------------------------------------------------------------------------
Dr. Matina Horner      Director      Since 2007   Formerly Executive Vice President of         35 Funds        NSTAR (electric
40 East 52nd Street                               Teachers Insurance and Annuity Association   81 Portfolios   and gas utility)
New York, NY 10022                                and College Retirement Equities Fund from
1939                                              1989 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Rodney D. Johnson      Director and  Since 2007   President, Fairmount Capital Advisors, Inc.  35 Funds        None
40 East 52nd Street    Co-Chair                   since 1987; Director, Fox Chase Cancer       81 Portfolios
New York, NY 10022     of the Board               Center since 2002; Member of the
1941                   of Directors               Archdiocesan Investment Committee of the
                                                  Archdiocese of Philadelphia since 2003;
                                                  Director, the Committee of Seventy (civic)
                                                  since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London      Director and  Since 2007   Professor Emeritus, New York University      35 Funds        AIMS Worldwide, Inc.
40 East 52nd Street    Member of                  since 2005; John M. Olin Professor of        81 Portfolios   (marketing)
New York, NY 10022     the Audit                  Humanities, New York University from 1993
1939                   Committee                  to 2005 and Professor thereof from 1980 to
                                                  2005; President, Hudson Institute (policy
                                                  research organization) since 1997 and
                                                  Trustee thereof since 1980; Chairman of the
                                                  Board of Trustees for Grantham University
                                                  since 2006; Director of InnoCentive, Inc.
                                                  (strategic solutions company) since 2005;
                                                  Director of Cerego, LLC (software
                                                  development and design) since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery  Director      Since 2002   Professor, Harvard Business School since     35 Funds        Newell Rubbermaid,
40 East 52nd Street                               1989; Director, Harvard Business School      81 Portfolios   Inc. (manufacturing)
New York, NY 10022                                Publishing since 2005; Director, McLean
1952                                              Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr.   Director      Since 2007   Director, The West Penn Allegheny Health     35 Funds        Greenlight Capital
40 East 52nd Street                               System (a not-for-profit health system)      81 Portfolios   Re, Ltd. (reinsurance
New York, NY 10022                                since 2008; Partner, Amarna Corporation,                     company)
1947                                              LLC (private investment company) since
                                                  2002; Director, WQED Multimedia (PBS and
                                                  Multimedia, a not-for-profit company)
                                                  since 2002; Director, Jones and Brown
                                                  (Canadian insurance broker) since 1998;
                                                  General Partner, Thorn Partner, LP (private
                                                  investment) since 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.    Director      Since 2007   Partner, Lewis, Eckert, Robb and Company     35 Funds        None
40 East 52nd Street                               (management and financial consulting firm)   81 Portfolios
New York, NY 10022                                since 1981.
1945
------------------------------------------------------------------------------------------------------------------------------------


24                WCMA MONEY FUND                 MARCH 31, 2008

                                                                                               Number of
                       Position(s)   Length of                                                 BlackRock-
                       Held with     Time Served                                               Advised Funds
Name, Address          Fund/         as a         Principal Occupation(s)                      and Portfolios  Public
and Year of Birth      Master LLC    Director**   During Past Five Years                       Overseen        Directorships
====================================================================================================================================
Non-Interested Directors* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        Director      Since 2007   President, Founders Investments Ltd.         35 Funds        A.P. Pharma, Inc.
40 East 52nd Street                               (private investments) since 1999; Director   81 Portfolios   (speciality
New York, NY 10022                                of Forward Management, LLC since 2007;                       pharmaceuticals)
1938                                              Director, The James Irvine Foundation
                                                  (philanthropic foundation) since 1997;
                                                  Formerly Trustee, State Street Research
                                                  Mutual Funds from 1990 to 2005; Formerly,
                                                  Trustee, Metropolitan Series Funds, Inc.
                                                  from 2001 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish       Director and  Since 2007   Managing Partner, Urish Popeck & Co., LLC    35 Funds        None
40 East 52nd Street    Chair of                   (certified public accountants and            81 Portfolios
New York, NY 10022     the Audit                  consultants) since 1976; Member of External
1951                   Committee                  Advisory Board, The Pennsylvania State
                                                  University Accounting Department since
                                                  2001; Trustee, The Holy Family Foundation
                                                  since 2001; Committee Member/Professional
                                                  Ethics Committee of the Pennsylvania
                                                  Institute of Certified Public Accountants
                                                  since 2007; President and Trustee,
                                                  Pittsburgh Catholic Publishing Associates
                                                  since 2003; Formerly Director, Inter-Tel
                                                  from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter    Director and  Since 2007   Professor and Dean Emeritus of the Joseph    35 Funds        None
40 East 52nd Street    Member of                  M. Katz School of Business, University of    81 Portfolios
New York, NY 10022     the Audit                  Pittsburgh since 2005 and Dean thereof from
1945                   Committee                  1997 to 2005. Director, Alkon Corporation
                                                  (pneumatics) since 1992; Director,
                                                  Indotronix International (IT services)
                                                  since 2004; Director, Tippman Sports
                                                  (recreation) since 2005.
                       -------------------------------------------------------------------------------------------------------------
                       *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                       **    Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                             ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund's/Master LLC's board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O.
                             Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995;
                             Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C.
                             Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

====================================================================================================================================
Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis       Director      Since 2007   Managing Director, BlackRock, Inc. since     185 Funds       None
40 East 52nd Street                               2005; Formerly Chief Executive Officer,      292 Portfolios
New York, NY 10022                                State Street Research & Management Company
1945                                              from 2000 to 2005; Formerly Chairman of the
                                                  Board of Trustees, State Street Research
                                                  Mutual Funds from 2000 to 2005; Formerly
                                                  Chairman, SSR Realty from 2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay           Director      Since 2007   Consultant, BlackRock, Inc. since 2007;      184 Funds       None
40 East 52nd Street                               Formerly Managing Director, BlackRock, Inc.  291 Portfolios
New York, NY 10022                                from 1989 to 2007; Formerly Chief
1947                                              Administrative Officer, BlackRock Advisors,
                                                  LLC from 1998 to 2007; Formerly President
                                                  of BlackRock Funds and BlackRock Bond
                                                  Allocation Target Shares from 2005 to 2007
                                                  and Treasurer of certain closed-end funds
                                                  in the BlackRock fund complex from 1989 to
                                                  2006.
                       -------------------------------------------------------------------------------------------------------------
                       *     Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of
                             1940, of the Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates.
                             Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------


                WCMA MONEY FUND                 MARCH 31, 2008                25

Officers and Directors (concluded)

                       Position(s)
                       Held with
Name, Address          Fund/         Length of
and Year of Birth      Master LLC    Time Served  Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund/Master LLC's Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke        Fund          Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street    President                  Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P.
New York, NY 10022     and Chief                  ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof
1960                   Executive                  from 1999 to 2006 and Vice President thereof from 1990 to 1997.
                       Officer
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley       Vice          Since 2007   Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief
40 East 52nd Street    President                  Operating Officer of Mergers and Acquisitions Group from 1997 to 2000; First Vice
New York, NY 10022                                President and Chief Operating Officer of Public Finance Group thereof from 1995 to
1962                                              1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
                                                  Lynch & Co., Inc. from 1994 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews        Chief         Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President
40 East 52nd Street    Financial                  and Line of Business Head of Fund Accounting and Administration at PFPC Inc. from
New York, NY 10022     Officer                    1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife            Treasurer     Since 2007   Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly
40 East 52nd Street                               Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of
New York, NY 10022                                MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan      Chief         Since 2007   Chief Compliance Officer of the Funds since 2007; Anti-Money Laundering Officer of
40 East 52nd Street    Compliance                 the Funds since 2007; Managing Director and Senior Counsel thereof since 2005;
New York, NY 10022     Officer of                 Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice
1959                   the Funds                  President and Senior Counsel thereof from 1998 to 2000; Senior Counsel of The PNC
                                                  Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff         Secretary     Since 2007   Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                               BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset
New York, NY 10022                                Management, L.P. from 1993 to 2006.
1965
                       -------------------------------------------------------------------------------------------------------------
                       *     Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                       Further information about the Fund's/Master LLC's Officers and Directors is available in the Fund's/Master
                       LLC's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and
Trust Company
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


26                WCMA MONEY FUND                 MARCH 31, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


                WCMA MONEY FUND                 MARCH 31, 2008                27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 882-0052. The Fund's current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

WCMA Money Fund
100 Bellevue Parkway
Wilmington, DE 19809

                                                                  #WCMAM -- 3/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
            Kenneth L. Urish (term began, effective November 1, 2007)
            Richard R. West (term ended, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Master Money LLC      $37,300      $41,600           $0            $0           $9,200        $9,200          $0             $0
----------------------------------------------------------------------------------------------------------------------------------
WCMA Money Fund       $6,800       $6,600            $0            $0           $6,100        $6,100          $749           $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            Master Money LLC                      $287,500          $3,023,700
            --------------------------------------------------------------------
            WCMA Money Fund                       $288,249          $3,020,600
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    WCMA Money Fund and Master Money LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    WCMA Money Fund and Master Money LLC

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    WCMA Money Fund and Master Money LLC

Date: May 22, 2008